Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and Non-PEO NEOs and certain Company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure in making its pay decision for any of the fiscal years show. For further information concerning the Company pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
The following table summarizes the executive compensation included in the summary compensation table for the Company’s PEO and the other NEOs, the executive compensation actually paid to the Company’s PEO and other NEO’s (as determined pursuant to SEC disclosure rules) and certain financial performance measures of the Company and its peer group for the fiscal years ended December 31, 2022, 2021, and 2020 (each a “Covered Year”).
Year[1]	Summary Compensation Table (“SCT”) Total for PEO[2] (a)	Compensation Actually Paid to PEO[3]	Average Summary Compensation Table Total for Non-PEO NEOs[2] (b)	Average Compensation Actually Paid to Non-PEO NEOs[3]	Value of Initial Fixed $100 Investment Based On4		Net Income (in millions)	Revenue (in millions)[5]
					Total Shareholder Return	Peer Group Total Shareholder Return
2022	$7,444,082	($4,325,656)	$2,430,191	($610,944)	$43	$86	$29	$256
2021	$8,609,029	$13,606,543	$3,012,452	$4,317,545	$116	$137	$57	$227
2020	$3,747,014	$20,493,522	$1,205,744	$5,994,094	$100	$100	$27	$149

1.
Rajeev Goel served as the Company's principal executive officer (“PEO”) for the entirety of fiscal years 2020, 2021, and 2022. The Company’s non-PEO NEOs for fiscal years 2020, 2021 and 2022 were Amar Goel, Steven Pantelick and Jeffrey Hirsch. Mukul Kumar was a non-PEO NEO in fiscal years 2021 and 2022.

2.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our non-PEO NEOs.

3.
Amounts reported in these columns represent (i) the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below and (ii) the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

4.
The Peer Group Total Shareholder Return (“TSR”) set forth in this table is based on Nasdaq US Benchmark software & Computer Services Total Return Index]. The comparison assumes $100 was invested for the period starting December 8, 2020, the first day the Company’s common stock began trading on the Nasdaq, through the end of the listed year in the Company and in Nasdaq US Benchmark software & Computer Services Total Return Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
The Company’s Revenue is a key driver of the Company’s performance and stockholder value creation and Revenue achievement was one of two factors under our Bonus Plan for calendar year 2022 (the other being Adjusted Pre-Tax Net Income).

For each Covered Year, in determining the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our Other NEOs, we deducted and added back the following amounts from the total amounts of compensation reported in columns (a) and (b) for each Covered Year. Note that the dollar amounts shown in this table do not reflect the actual amount of compensation earned by or paid to our PEO or Other NEOs during the applicable years.
	2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Total Compensation, as reported in the “Summary Compensation Table” for the indicated fiscal year.	$7,444,082	$2,430,191	$8,609,029	$3,012,452	$3,747,014	$1,205,744
Minus Aggregate grant date fair value of the stock awards and option awards granted during the indicated fiscal year. Amounts shown are the amounts reported in the Summary Compensation Table	($6,327,249)	($1,858,288)	($2,927,455)	($2,123,485)	($2,283,273)	($443,490)
Plus Year-end Fair Value of Unvested Equity Awards Granted during the indicated Fiscal Year	$2,368,591	$695,582	$4,202,667	$1,328,745	$12,002,384	$2,333,800
Plus (Minus) Year-over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End of the indicated Fiscal Year	($5,425,582)	($1,286,001)	$2,362,649	$541,431	$5,698,762	$2,529,876
Plus Fair Value at Vesting Date of Awards Granted and Vested in the indicated Fiscal Year	$926,258	$272,002	$1,606,640	$494,374	$755,463	$146,895
Plus (Minus) Year-over-year Change in Fair Value of Awards Granted in Prior Years that Vested During the indicated Fiscal Year	($3,311,757)	($864,430)	$3,509,587	$1,064,028	$573,173	$221,269
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or Other Earnings Paid on Unvested Awards not Otherwise Reflected in Fair Values	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	($4,325,656)	($610,944)	$13,606,543	$4,317,545	$20,493,522	$5,994,094
Values for stock awards and option awards and option awards included in this table have been computed in accordance with FASB ASC 718.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
1.
Rajeev Goel served as the Company's principal executive officer (“PEO”) for the entirety of fiscal years 2020, 2021, and 2022. The Company’s non-PEO NEOs for fiscal years 2020, 2021 and 2022 were Amar Goel, Steven Pantelick and Jeffrey Hirsch. Mukul Kumar was a non-PEO NEO in fiscal years 2021 and 2022.

Peer Group Issuers, Footnote [Text Block]
4.
The Peer Group Total Shareholder Return (“TSR”) set forth in this table is based on Nasdaq US Benchmark software & Computer Services Total Return Index]. The comparison assumes $100 was invested for the period starting December 8, 2020, the first day the Company’s common stock began trading on the Nasdaq, through the end of the listed year in the Company and in Nasdaq US Benchmark software & Computer Services Total Return Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 7,444,082	$ 8,609,029	$ 3,747,014
PEO Actually Paid Compensation Amount	$ (4,325,656)	13,606,543	20,493,522
Adjustment To PEO Compensation, Footnote [Text Block]
2.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our non-PEO NEOs.

3.
Amounts reported in these columns represent (i) the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below and (ii) the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

For each Covered Year, in determining the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our Other NEOs, we deducted and added back the following amounts from the total amounts of compensation reported in columns (a) and (b) for each Covered Year. Note that the dollar amounts shown in this table do not reflect the actual amount of compensation earned by or paid to our PEO or Other NEOs during the applicable years.
	2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Total Compensation, as reported in the “Summary Compensation Table” for the indicated fiscal year.	$7,444,082	$2,430,191	$8,609,029	$3,012,452	$3,747,014	$1,205,744
Minus Aggregate grant date fair value of the stock awards and option awards granted during the indicated fiscal year. Amounts shown are the amounts reported in the Summary Compensation Table	($6,327,249)	($1,858,288)	($2,927,455)	($2,123,485)	($2,283,273)	($443,490)
Plus Year-end Fair Value of Unvested Equity Awards Granted during the indicated Fiscal Year	$2,368,591	$695,582	$4,202,667	$1,328,745	$12,002,384	$2,333,800
Plus (Minus) Year-over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End of the indicated Fiscal Year	($5,425,582)	($1,286,001)	$2,362,649	$541,431	$5,698,762	$2,529,876
Plus Fair Value at Vesting Date of Awards Granted and Vested in the indicated Fiscal Year	$926,258	$272,002	$1,606,640	$494,374	$755,463	$146,895
Plus (Minus) Year-over-year Change in Fair Value of Awards Granted in Prior Years that Vested During the indicated Fiscal Year	($3,311,757)	($864,430)	$3,509,587	$1,064,028	$573,173	$221,269
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or Other Earnings Paid on Unvested Awards not Otherwise Reflected in Fair Values	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	($4,325,656)	($610,944)	$13,606,543	$4,317,545	$20,493,522	$5,994,094
Values for stock awards and option awards and option awards included in this table have been computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 2,430,191	3,012,452	1,205,744
Non-PEO NEO Average Compensation Actually Paid Amount	$ (610,944)	4,317,545	5,994,094
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our non-PEO NEOs.

3.
Amounts reported in these columns represent (i) the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below and (ii) the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

For each Covered Year, in determining the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our Other NEOs, we deducted and added back the following amounts from the total amounts of compensation reported in columns (a) and (b) for each Covered Year. Note that the dollar amounts shown in this table do not reflect the actual amount of compensation earned by or paid to our PEO or Other NEOs during the applicable years.
	2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Total Compensation, as reported in the “Summary Compensation Table” for the indicated fiscal year.	$7,444,082	$2,430,191	$8,609,029	$3,012,452	$3,747,014	$1,205,744
Minus Aggregate grant date fair value of the stock awards and option awards granted during the indicated fiscal year. Amounts shown are the amounts reported in the Summary Compensation Table	($6,327,249)	($1,858,288)	($2,927,455)	($2,123,485)	($2,283,273)	($443,490)
Plus Year-end Fair Value of Unvested Equity Awards Granted during the indicated Fiscal Year	$2,368,591	$695,582	$4,202,667	$1,328,745	$12,002,384	$2,333,800
Plus (Minus) Year-over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End of the indicated Fiscal Year	($5,425,582)	($1,286,001)	$2,362,649	$541,431	$5,698,762	$2,529,876
Plus Fair Value at Vesting Date of Awards Granted and Vested in the indicated Fiscal Year	$926,258	$272,002	$1,606,640	$494,374	$755,463	$146,895
Plus (Minus) Year-over-year Change in Fair Value of Awards Granted in Prior Years that Vested During the indicated Fiscal Year	($3,311,757)	($864,430)	$3,509,587	$1,064,028	$573,173	$221,269
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or Other Earnings Paid on Unvested Awards not Otherwise Reflected in Fair Values	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	($4,325,656)	($610,944)	$13,606,543	$4,317,545	$20,493,522	$5,994,094
Values for stock awards and option awards and option awards included in this table have been computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The charts below display the relationship between “compensation actually paid” to our PEO and Other NEOs in each of fiscal years 2020, 2021, and 2020 and (1) total shareholder return for both our common stock and the Nasdaq US Benchmark software & Computer Services Total Return Index (2) our net income, and (3) our revenue.

Compensation Actually Paid vs. Net Income [Text Block]
The charts below display the relationship between “compensation actually paid” to our PEO and Other NEOs in each of fiscal years 2020, 2021, and 2020 and (1) total shareholder return for both our common stock and the Nasdaq US Benchmark software & Computer Services Total Return Index (2) our net income, and (3) our revenue.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The charts below display the relationship between “compensation actually paid” to our PEO and Other NEOs in each of fiscal years 2020, 2021, and 2020 and (1) total shareholder return for both our common stock and the Nasdaq US Benchmark software & Computer Services Total Return Index (2) our net income, and (3) our revenue.

Total Shareholder Return Vs Peer Group [Text Block]
The charts below display the relationship between “compensation actually paid” to our PEO and Other NEOs in each of fiscal years 2020, 2021, and 2020 and (1) total shareholder return for both our common stock and the Nasdaq US Benchmark software & Computer Services Total Return Index (2) our net income, and (3) our revenue.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents what we believe are the most important financial measures we used to link executive pay for our PEO and Other NEOs for 2022 to our performance and are the sole performance measures utilized under our Bonus Plan. The measures included in this list are not ranked.
Performance Measure	Type of Performance Disclosure
Revenue	Financial
Adjusted Pre-Tax Net Income	Financial

Total Shareholder Return Amount	$ 43	116	100
Peer Group Total Shareholder Return Amount	86	137	100
Net Income (Loss)	$ 29,000,000	$ 57,000,000	$ 27,000,000
Company Selected Measure Amount	256,000,000	227,000,000	149,000,000
PEO Name	Rajeev Goel	Rajeev Goel	Rajeev Goel
Additional 402(v) Disclosure [Text Block]
“Compensation actually paid,” as required under SEC rules, reflects cash compensation actually paid as well as adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards which can only be determined upon the ultimate sale of the stock underlying such awards. “Compensation actually paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. The Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Net Income
PEO [Member] | Aggregate Grant Date Fair Value of the Stock Awards and Option Awards Granted During the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,327,249)	$ (2,927,455)	$ (2,283,273)
PEO [Member] | Year-End Fair Value of Unvested Equity Awards Granted During the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,368,591	4,202,667	12,002,384
PEO [Member] | Year-Over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End of the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,425,582)	2,362,649	5,698,762
PEO [Member] | Fair Value at Vesting Date of Awards Granted and Vested in the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	926,258	1,606,640	755,463
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in Prior Years that Vested During the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,311,757)	3,509,587	573,173
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Unvested Awards not Otherwise Reflected in Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of the Stock Awards and Option Awards Granted During the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,858,288)	(2,123,485)	(443,490)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Equity Awards Granted During the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	695,582	1,328,745	2,333,800
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End of the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,286,001)	541,431	2,529,876
Non-PEO NEO [Member] | Fair Value at Vesting Date of Awards Granted and Vested in the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	272,002	494,374	146,895
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in Prior Years that Vested During the Indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(864,430)	1,064,028	221,269
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Unvested Awards not Otherwise Reflected in Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0